United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated MDT Equity Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | FSTRX	B | QBLVX	C | QCLVX
	R | QRLVX	Institutional | FMSTX	Service | FSTKX
R6 | FSTLX

Federated MDT Large Cap Value Fund
Fund Established 1982

A Portfolio of Federated MDT Equity Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	27.5%
Health Care	13.0%
Energy	11.3%
IT Services	9.9%
Consumer Staples	8.7%
Industrials	8.4%
Utilities	7.1%
Consumer Discretionary	6.4%
Telecommunication Services	3.8%
Materials	1.8%
Security Lending Collateral[2]	1.1%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(1.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Consumer Discretionary—6.4%
138,324		Abercrombie & Fitch Co., Class A	$3,543,861
54,084		Big Lots, Inc.	2,295,866
3,657	[1]	Burlington Stores	496,804
122,594	[2]	Dillard's Inc., Class A	9,139,383
760,685		Ford Motor Co.	8,550,099
129,695		Kohl's Corp.	8,056,653
187,251		Newell Brands, Inc.	5,173,745
65,744		Ralph Lauren Corp.	7,221,978
66,253		Royal Caribbean Cruises Ltd.	7,167,912
383,316		Target Corp.	27,828,742
78,027		Toll Brothers	3,289,618
		TOTAL	82,764,661
		Consumer Staples—8.7%
336,382		Campbell Soup Co.	13,717,658
219,819		Colgate-Palmolive Co.	14,338,793
65,530		CVS Health Corp.	4,575,960
203,333		JM Smucker Co.	23,196,229
82,780	[1]	Post Holdings, Inc.	6,586,805
394,987		Procter & Gamble Co.	28,573,359
321,411		Walgreens Boots Alliance, Inc.	21,357,761
		TOTAL	112,346,565
		Energy—11.3%
273,058		Chevron Corp.	34,162,286
365,723		ConocoPhillips	23,954,857
142,702	[1,2]	Diamond Offshore Drilling, Inc.	2,624,290
964,096	[2]	Ensco PLC, Class A	5,447,142
23,589		EOG Resources, Inc.	2,787,512
459,263		Exxon Mobil Corp.	35,707,698
85,221		Murphy Oil Corp.	2,566,004
1,105,570	[1]	Noble Corp. PLC	5,163,012
189,876		Occidental Petroleum Corp.	14,669,820
50,248	[1]	Oil States International, Inc.	1,806,416
192,626	[1]	Rowan Companies PLC, Class A	2,781,520
133,995		Valero Energy Corp.	14,864,065
		TOTAL	146,534,622
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Financials—27.5%
52,026		Aflac, Inc.	$2,370,825
216,377		Allstate Corp.	21,165,998
29,176		American Financial Group, Inc.	3,303,307
53,765	[1]	Arch Capital Group Ltd.	4,308,189
155,790		Assured Guaranty Ltd.	5,653,619
83,329	[1]	Athene Holding Ltd.	4,083,121
935,062		Bank of America Corp.	27,977,055
233,624		Citigroup, Inc.	15,949,511
42,670		Citizens Financial Group, Inc.	1,770,378
130,682		Comerica, Inc.	12,359,904
101,236	[1]	E*TRADE Financial Corp.	6,143,000
41,323		Everest Re Group Ltd.	9,614,622
793,693		Fifth Third Bancorp	26,326,797
640,347		First Horizon National Corp.	11,718,350
390,176		JPMorgan Chase & Co.	42,443,345
255,705		KeyCorp	5,093,644
2,027	[1]	Markel Corp.	2,290,591
273,264		Navient Corp.	3,623,481
272,025		Northern Trust Corp.	29,038,669
36,615		PNC Financial Services Group, Inc.	5,331,510
148,086		Popular, Inc.	6,854,901
261,411		Principal Financial Group, Inc.	15,480,759
318,108		Prudential Financial, Inc.	33,821,243
227,754		State Street Corp.	22,725,294
305,965		SunTrust Banks, Inc.	20,438,462
134,153		The Travelers Cos., Inc.	17,654,535
		TOTAL	357,541,110
		Health Care—13.0%
34,630		Allergan PLC	5,320,899
489,285		Baxter International, Inc.	34,005,307
165,067		Bristol-Myers Squibb Co.	8,604,943
90,717	[1]	Centene Corp.	9,850,052
539,119	[1]	Community Health Systems, Inc.	2,037,870
48,535		HCA Holdings, Inc.	4,646,741
267,326		Johnson & Johnson	33,814,066
406,511		Merck & Co., Inc.	23,931,302
930,120		Pfizer, Inc.	34,051,693
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
119,584		Quest Diagnostics, Inc.	$12,101,901
		TOTAL	168,364,774
		Industrials—8.4%
102,518		AGCO Corp.	6,425,828
98,496		Cummins, Inc.	15,745,570
129,065		Fluor Corp.	7,608,382
117,520	[1]	JetBlue Airways Corp.	2,255,209
81,512		Kennametal, Inc.	2,971,112
102,876		Old Dominion Freight Lines, Inc.	13,770,981
190,796		Owens Corning, Inc.	12,495,230
375,182		PACCAR, Inc.	23,887,838
147,599		Pitney Bowes, Inc.	1,508,462
33,923		Republic Services, Inc.	2,194,140
247,581	[1]	SPX Corp.	7,833,463
73,335		Stanley Black & Decker Inc.	10,383,503
39,270	[1]	WESCO International, Inc.	2,338,528
		TOTAL	109,418,246
		IT Services—9.9%
267,415		CA, Inc.	9,306,042
247,582	[1]	eBay, Inc.	9,378,406
1,262,652		HP, Inc.	27,134,392
652,212		Intel Corp.	33,667,183
576,751		Juniper Networks, Inc.	14,182,307
55,912	[1]	NCR Corp.	1,720,412
265,853		NetApp, Inc.	17,700,493
367,491		Vishay Intertechnology, Inc.	6,486,216
118,718		Western Digital Corp.	9,353,791
		TOTAL	128,929,242
		Materials—1.8%
23,088		Ashland Global Holdings, Inc.	1,527,964
134,636		Domtar, Corp.	5,910,520
21,906		Eastman Chemical Co.	2,236,165
365,441		Newmont Mining Corp.	14,358,177
		TOTAL	24,032,826
		Telecommunication Services—3.8%
737,728		AT&T, Inc.	24,123,706
417,965	[1]	T-Mobile US, Inc.	25,291,062
		TOTAL	49,414,768
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Utilities—7.1%
206,717		AES Corp.	$2,530,216
429,799		Entergy Corp.	35,067,301
136,062		Exelon Corp.	5,398,940
654,013		NiSource, Inc.	15,951,377
529,282	[1]	PG&E Corp.	24,399,900
103,868		Pinnacle West Capital Corp.	8,361,374
		TOTAL	91,709,108
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,172,336,524)	1,271,055,922
		INVESTMENT COMPANIES—3.1%
12,106,252		Federated Government Obligations Fund, Premier Shares, 1.60%[3]	12,106,252
28,745,151		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91% [3]	28,745,151
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,848,892)	40,851,403
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $1,213,185,416)[4]	1,311,907,325
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(14,408,150)
		TOTAL NET ASSETS—100%	$1,297,499,175
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	13,853,250	13,853,250
Purchases/Additions	17,955,569	137,263,847	155,219,416
Sales/Reductions	(5,849,317)	(122,371,946)	(128,221,263)
Balance of Shares Held 4/30/2018	12,106,252	28,745,151	40,851,403
Value	$12,106,252	$28,745,151	$40,851,403
Change in Unrealized Appreciation/Depreciation	$—	$1,955	$1,955
Net Realized Gain/(Loss)	$—	$1,766	$1,766
Dividend Income	$—	$165,247	$165,247
*	All or a portion of the balance/activity for the fund relates to cash collateral received on security lending transactions.
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
Semi-Annual Shareholder Report

4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,			Period Ended 10/31/2014[2]
		2017	2016	2015
Net Asset Value, Beginning of Period	$29.29	$26.09	$27.84	$29.89	$28.47
Income From Investment Operations:
Net investment income (loss)	0.16[3]	0.38[3]	0.42[3]	0.37	0.13
Net realized and unrealized gain (loss)	1.20	4.22	0.16	(0.00)[4]	1.44
TOTAL FROM INVESTMENT OPERATIONS	1.36	4.60	0.58	0.37	1.57
Less Distributions:
Distributions from net investment income	(0.17)	(0.40)	(0.42)	(0.36)	(0.15)
Distributions from net realized gain	(2.48)	(1.00)	(1.91)	(2.06)	—
TOTAL DISTRIBUTIONS	(2.65)	(1.40)	(2.33)	(2.42)	(0.15)
Net Asset Value, End of Period	$28.00	$29.29	$26.09	$27.84	$29.89
Total Return[5]	4.72%	18.08%	2.47%	1.12%	5.51%
Ratios to Average Net Assets:
Net expenses	0.99%[6,7]	0.99%	0.98%	0.99%	0.99%[6]
Net investment income	1.18%[6]	1.37%	1.65%	1.28%	1.04%[6]
Expense waiver/reimbursement[8]	0.20%[6]	0.21%	0.22%	0.24%	0.26%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$519,358	$24,237	$14,389	$12,035	$3,518
Portfolio turnover	35%	99%	88%	77%	34%[9]
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated MDT Equity Trust, as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from May 1, 2014 (date of initial investment) to October 31, 2014.
3	Per share number has been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.99%, for the six months ended April 30, 2018, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2018[1]
Net Asset Value, Beginning of Period	$28.04
Income From Investment Operations:
Net investment income (loss)	0.04[2]
Net realized and unrealized gain (loss)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.06
Less Distributions:
Distributions from net investment income	(0.09)
Net Asset Value, End of Period	$28.01
Total Return[3]	0.22%
Ratios to Average Net Assets:
Net expenses	1.84%[4,5]
Net investment income	0.29%[4]
Expense waiver/reimbursement[6]	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,660
Portfolio turnover	35%[7]
1	Reflects operations for the period December 8, 2017 (date of initial investment) to April 30, 2018.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.84%, for the period ended April 30, 2018, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 4/30/2018[1]
Net Asset Value, Beginning of Period	$28.04
Income From Investment Operations:
Net investment income (loss)	0.05[2]
Net realized and unrealized gain (loss)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.06
Less Distributions:
Distributions from net investment income	(0.10)
Net Asset Value, End of Period	$28.00
Total Return[3]	0.20%
Ratios to Average Net Assets:
Net expenses	1.79%[4,5]
Net investment income	0.36%[4]
Expense waiver/reimbursement[6]	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,514
Portfolio turnover	35%[7]
1	Reflects operations for the period December 8, 2017 (date of initial investment) to April 30, 2018.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.79%, for the period ended April 30, 2018, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended 4/30/2018[1]
Net Asset Value, Beginning of Period	$28.04
Income From Investment Operations:
Net investment income (loss)	0.10[2]
Net realized and unrealized gain (loss)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.10
Less Distributions:
Distributions from net investment income	(0.13)
Net Asset Value, End of Period	$28.01
Total Return[4]	0.35%
Ratios to Average Net Assets:
Net expenses	1.43%[5,6]
Net investment income	0.72%[5]
Expense waiver/reimbursement[7]	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,112
Portfolio turnover	35%[8]
1	Reflects operations for the period December 8, 2017 (date of initial investment) to April 30, 2018.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.43%, for the period ended April 30, 2018, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.30	$26.10	$27.85	$29.90	$28.56	$22.30
Income From Investment Operations:
Net investment income (loss)	0.22[2]	0.46[2]	0.48[2]	0.42	0.37	0.41[2]
Net realized and unrealized gain (loss)	1.17	4.20	0.15	(0.00)[3]	4.54	7.58
TOTAL FROM INVESTMENT OPERATIONS	1.39	4.66	0.63	0.42	4.91	7.99
Less Distributions:
Distributions from net investment income	(0.19)	(0.46)	(0.47)	(0.41)	(0.34)	(0.41)
Distributions from net realized gain	(2.48)	(1.00)	(1.91)	(2.06)	(3.23)	(1.32)
TOTAL DISTRIBUTIONS	(2.67)	(1.46)	(2.38)	(2.47)	(3.57)	(1.73)
Net Asset Value, End of Period	$28.02	$29.30	$26.10	$27.85	$29.90	$28.56
Total Return[4]	4.83%	18.32%	2.70%	1.32%	18.93%	38.21%
Ratios to Average Net Assets:
Net expenses	0.77%[5,6]	0.78%	0.76%	0.77%	0.77%	0.77%
Net investment income	1.54%[5]	1.64%	1.87%	1.50%	1.26%	1.62%
Expense waiver/reimbursement[7]	0.18%[5]	0.21%	0.22%	0.22%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$413,962	$368,749	$241,699	$244,104	$165,122	$39,056
Portfolio turnover	35%	99%	88%	77%	34%	77%
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated MDT Equity Trust, as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.77%, for the six months ended April 30, 2018, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.31	$26.11	$27.85	$29.90	$28.56	$22.31
Income From Investment Operations:
Net investment income (loss)	0.19[2]	0.40[2]	0.42[2]	0.37	0.30	0.35[2]
Net realized and unrealized gain (loss)	1.17	4.20	0.17	(0.01)	4.55	7.57
TOTAL FROM INVESTMENT OPERATIONS	1.36	4.60	0.59	0.36	4.85	7.92
Less Distributions:
Distributions from net investment income	(0.16)	(0.40)	(0.42)	(0.35)	(0.28)	(0.35)
Distributions from net realized gain	(2.48)	(1.00)	(1.91)	(2.06)	(3.23)	(1.32)
TOTAL DISTRIBUTIONS	(2.64)	(1.40)	(2.33)	(2.41)	(3.51)	(1.67)
Net Asset Value, End of Period	$28.03	$29.31	$26.11	$27.85	$29.90	$28.56
Total Return[3]	4.71%	18.06%	2.50%	1.10%	18.68%	37.85%
Ratios to Average Net Assets:
Net expenses	0.99%[4,5]	0.99%	0.98%	0.99%	0.99%	0.99%
Net investment income	1.36%[4]	1.42%	1.66%	1.28%	1.06%	1.39%
Expense waiver/reimbursement[6]	0.18%[4]	0.21%	0.24%	0.23%	0.23%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$247,192	$270,371	$251,246	$277,253	$313,714	$228,665
Portfolio turnover	35%	99%	88%	77%	34%	77%
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated MDT Equity Trust, as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.99%, for the six months ended April 30, 2018, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/2016[2]
Net Asset Value, Beginning of Period	$29.31	$26.11	$24.51
Income From Investment Operations:
Net investment income (loss)	0.23[3]	0.47[3]	0.08[3]
Net realized and unrealized gain (loss)	1.17	4.21	1.62
TOTAL FROM INVESTMENT OPERATIONS	1.40	4.68	1.70
Less Distributions:
Distributions from net investment income	(0.20)	(0.48)	(0.10)
Distributions from net realized gain	(2.48)	(1.00)	—
TOTAL DISTRIBUTIONS	(2.68)	(1.48)	(0.10)
Net Asset Value, End of Period	$28.03	$29.31	$26.11
Total Return[4]	4.85%	18.40%	6.95%
Ratios to Average Net Assets:
Net expenses	0.70%[5],[6]	0.71%	0.69%[5]
Net investment income	1.62%[5]	1.67%	0.85%[5]
Expense waiver/reimbursement[7]	0.16%[5]	0.19%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,700	$51,147	$28,838
Portfolio turnover	35%	99%	88%[8]
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated MDT Equity Trust, as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.70%, for the six months ended April 30, 2018, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Total investment in securities, at value including $14,238,024 of securities loaned and $40,851,403 of investment in affiliated holdings (identified cost $1,213,185,416)		$1,311,907,325
Receivable for investments sold		5,652,311
Income receivable		1,363,838
Receivable for shares sold		691,521
TOTAL ASSETS		1,319,614,995
Liabilities:
Payable for collateral due to broker for securities lending	$15,106,252
Payable for investments purchased	5,492,557
Payable for shares redeemed	867,958
Payable for other service fees (Notes 2 and 5)	280,184
Payable for distribution services fee (Note 5)	33,969
Payable for investment adviser fee (Note 5)	21,006
Payable for administrative fee (Note 5)	2,880
Payable for Directors'/Trustees' fees (Note 5)	466
Accrued expenses (Note 5)	310,548
TOTAL LIABILITIES		22,115,820
Net assets for 46,315,518 shares outstanding		$1,297,499,175
Net Assets Consists of:
Paid-in capital		$1,149,731,330
Net unrealized appreciation		98,725,617
Accumulated net realized gain		48,404,886
Undistributed net investment income		637,342
TOTAL NET ASSETS		$1,297,499,175
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($519,357,925 ÷ 18,547,738 shares outstanding), no par value, unlimited shares authorized	$28.00
Offering price per share (100/94.50 of $28.00)	$29.63
Redemption proceeds per share	$28.00
Class B Shares:
Net asset value per share ($14,660,054 ÷ 523,477 shares outstanding), no par value, unlimited shares authorized	$28.01
Offering price per share	$28.01
Redemption proceeds per share (94.50/100 of $28.01)	$26.47
Class C Shares:
Net asset value per share ($26,514,490 ÷ 946,790 shares outstanding), no par value, unlimited shares authorized	$28.00
Offering price per share	$28.00
Redemption proceeds per share (99/100 of $28.00)	$27.72
Class R Shares:
Net asset value per share ($19,112,063 ÷ 682,273 shares outstanding), no par value, unlimited shares authorized	$28.01
Offering price per share	$28.01
Redemption proceeds per share	$28.01
Institutional Shares:
Net asset value per share ($413,962,402 ÷ 14,774,402 shares outstanding), no par value, unlimited shares authorized	$28.02
Offering price per share	$28.02
Redemption proceeds per share	$28.02
Service Shares:
Net asset value per share ($247,192,051 ÷ 8,818,104 shares outstanding), no par value, unlimited shares authorized	$28.03
Offering price per share	$28.03
Redemption proceeds per share	$28.03
Class R6 Shares:
Net asset value per share ($56,700,190 ÷ 2,022,734 shares outstanding), no par value, unlimited shares authorized	$28.03
Offering price per share	$28.03
Redemption proceeds per share	$28.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Dividends (including $165,247 received from an affiliated holding, see footnotes to the Portfolio of Investments and net of foreign taxes withheld of $7,596)			$13,660,328
Interest			8,307
TOTAL INCOME			13,668,635
Expenses:
Investment adviser fee (Note 5)		$4,162,601
Administrative fee (Note 5)		484,621
Custodian fees		16,807
Transfer agent fees (Note 2)		763,691
Directors'/Trustees' fees (Note 5)		7,647
Auditing fees		17,762
Legal fees		5,710
Distribution services fee (Note 5)		168,460
Other service fees (Notes 2 and 5)		864,227
Portfolio accounting fees		89,119
Share registration costs		63,490
Printing and postage		43,471
Miscellaneous (Note 5)		22,492
TOTAL EXPENSES		6,710,098
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(973,982)
Reimbursements of other operating expenses (Notes 2 and 5)	(136,950)
Reduction of custodian fees (Note 6)	(153)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(1,111,085)
Net expenses			5,599,013
Net investment income			8,069,622
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $1,766 on sales of investments in an affiliated holding)			50,314,367
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including change in unrealized appreciation of $1,955 on investments in affiliated holdings)			(19,097,242)
Net realized and unrealized gain on investments and foreign currency transactions			31,217,125
Change in net assets resulting from operations			$39,286,747
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,069,622	$10,676,436
Net realized gain	50,314,367	59,229,425
Net change in unrealized appreciation/depreciation	(19,097,242)	35,753,539
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,286,747	105,659,400
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,204,630)	(321,990)
Class B Shares	(54,717)	—
Class C Shares	(97,497)	—
Class R Shares	(95,711)	—
Institutional Shares	(2,992,569)	(5,602,308)
Service Shares	(1,443,042)	(3,941,158)
Class R6 Shares	(390,664)	(706,805)
Distributions from net realized gain
Class A Shares	(2,286,092)	(582,450)
Institutional Shares	(30,891,533)	(9,242,779)
Service Shares	(22,130,954)	(9,406,860)
Class R6 Shares	(4,372,048)	(1,137,901)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(67,959,457)	(30,942,251)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Share Transactions:
Proceeds from sale of shares	88,383,637	157,791,625
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund	685,573,710	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Value Fund	—	150,708,500
Net asset value of shares issued to shareholders in payment of distributions declared	63,881,797	27,915,991
Cost of shares redeemed	(226,170,917)	(232,801,748)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	611,668,227	103,614,368
Change in net assets	582,995,517	178,331,517
Net Assets:
Beginning of period	714,503,658	536,172,141
End of period (including undistributed net investment income of $637,342 and $846,550, respectively)	$1,297,499,175	$714,503,658
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated MDT Equity Trust (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated MDT Large Cap Value Fund (the “Fund”). The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares, and Class R6 Shares. Class T Shares are effective with the Securities and Exchange Commission (SEC) but, currently not being offered. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to provide growth of income and capital.
On February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 10.
Effective December 8, 2017 the Fund became the successor fund (the “Successor Fund”) to Federated MDT Large Cap Value Fund (a Massachusetts business trust of the same name) (the “Predecessor Fund”) and assumed all of its net assets pursuant to a reorganization involving the Fund, the Predecessor Fund and Federated Clover Value Fund. At which time, the Fund also began offering Class B Shares, Class C Shares and Class R Shares. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. Prior to December 8, 2017, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
On December 8, 2017, the Fund acquired all of the net assets of Federated Clover Value Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. In connection with the acquisition the Acquired Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares were exchanged for Class A Shares, Class B Share, Class C Shares, Class R Shares and Institutional Shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every Institutional Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.81 of Institutional Shares of the Fund. For every Class A Share, Class B Share, Class C Share and Class R Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.81, 0.80, 0.80 and 0.81, respectively, of the same share Class of the Fund.
Semi-Annual Shareholder Report

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation+	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
24,464,295	$685,573,710	$33,264,582	$728,160,517	$1,413,734,227
+	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on November 1, 2017, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended April 30, 2018, are as follows:
Net investment income*	$9,058,862
Net realized and unrealized gain on investments	$51,838,708
Net increase in assets resulting from operations	$60,897,570
*	Net investment income reflects $151,403 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of April 30, 2018.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Value Fund (the “Hancock Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Institutional Shares and Service Shares of the Fund pursuant to a plan of reorganization approved by the Hancock Acquired Fund's Shareholders. In connection with the acquisition, the Hancock Acquired Fund's Institutional Class Shares were exchanged for Institutional Shares of the Fund and the Hancock Acquired Fund's Class A Shares and Class C Shares were exchanged for Service Shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Hancock Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every Institutional Class Share of the Hancock Acquired Fund exchanged, a shareholder of the Hancock Acquired Fund received approximately 0.86 of Institutional Shares of the Fund. For every Class A Share and Class C Share of the Hancock Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.85 and 0.82, respectively, of Service Shares of the Fund.
Semi-Annual Shareholder Report

The Fund received net assets from the Hancock Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Hancock Acquired Fund Net Assets Received	Unrealized Appreciation+	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,463,997	$150,708,500	$29,064,247	$587,440,550	$738,149,050
+	Unrealized Appreciation is included in the Hancock Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2017, are as follows:
Net investment income*	$5,466,507
Net realized and unrealized loss on investments	$(84,477,336)
Net decrease in assets resulting from operations	$(79,010,829)
*	Net investment income reflects $115,774 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Hancock Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of October 31, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $1,111,085 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$270,783	$(83,581)
Class B Shares	12,105	(48)
Class C Shares	16,093	—
Class R Shares	25,579	(2,340)
Institutional Shares	274,299	(31,679)
Service Shares	152,856	(19,302)
Class R6 Shares	11,976	—
TOTAL	$763,691	$(136,950)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$525,780
Class B Shares	15,524
Class C Shares	27,180
Service Shares	295,743
TOTAL	$864,227
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause.
Semi-Annual Shareholder Report

This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of April 30, 2018, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$14,238,024	$15,106,252
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	502,284	$14,364,571	751,444	$20,815,414
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund	18,504,784	518,504,618	—	—
Shares issued to shareholders in payment of distributions declared	184,561	5,159,484	32,336	884,542
Shares redeemed	(1,471,257)	(42,053,940)	(507,853)	(14,181,013)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,720,372	$495,974,733	275,927	$7,518,943

	Period Ended 4/30/2018[1]		Year Ended 10/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,029	$108,504	—	$—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund	604,723	16,956,425	—	—
Shares issued to shareholders in payment of distributions declared	1,902	53,519	—	—
Shares redeemed	(86,177)	(2,433,154)	—	—
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	523,477	$14,685,294	—	$—
Semi-Annual Shareholder Report

	Period Ended 4/30/2018[1]		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,800	$967,647	—	$—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund	1,009,177	28,297,299	—	—
Shares issued to shareholders in payment of distributions declared	3,310	93,095	—	—
Shares redeemed	(99,497)	(2,817,871)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	946,790	$26,540,170	—	$—

	Period Ended 4/30/2018[1]		Year Ended 10/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	43,676	$1,242,614	—	$—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund	768,807	21,557,367	—	—
Shares issued to shareholders in payment of distributions declared	3,304	92,795	—	—
Shares redeemed	(133,514)	(3,774,642)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	682,273	$19,118,134	—	$—

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,721,684	$49,008,061	3,191,189	$88,959,701
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund	3,576,804	100,258,001	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Value Fund	—	—	4,314,945	119,006,167
Shares issued to shareholders in payment of distributions declared	1,160,101	32,357,936	476,994	13,045,273
Shares redeemed	(4,268,187)	(121,990,804)	(4,659,735)	(130,436,118)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,190,402	$59,633,194	3,323,393	$90,575,023
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	529,791	$15,119,688	951,043	$26,511,434
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Value Fund	—	—	1,149,052	31,702,333
Shares issued to shareholders in payment of distributions declared	765,680	21,362,266	444,585	12,141,476
Shares redeemed	(1,700,542)	(48,674,167)	(2,944,641)	(82,508,225)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(405,071)	$(12,192,213)	(399,961)	$(12,152,982)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	262,843	$7,572,552	773,976	$21,471,126
Shares issued to shareholders in payment of distributions declared	170,640	4,762,702	67,304	1,844,700
Shares redeemed	(155,708)	(4,426,339)	(200,962)	(5,642,442)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	277,775	$7,908,915	640,318	$17,673,384
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	21,936,018	$611,668,227	3,839,677	$103,614,368
1	Reflects operations for the period December 8, 2017 (date of initial investment) to April 30, 2018.
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $1,198,079,164. The net unrealized appreciation of investments for federal tax purposes was $98,721,909. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $160,733,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,011,651.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.
Semi-Annual Shareholder Report

Prior to December 8, 2017, under the investment advisory contract, the Adviser agreed to waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under Federal and state laws, expenses of withholding taxes and extraordinary expenses, exceeded 1.00% of its average daily net assets.
For the six months ended April 30, 2018, the Adviser waived $965,855 of its fee and reimbursed $136,950 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $8,127.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$46,572
Class C Shares	81,544
Class R Shares	40,344
TOTAL	$168,460
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, the Fund's Class A Shares did not incur a distribution fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $149,645 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment. For the six months ended April 30, 2018, FSC retained $5,074 in sales charges from the sale of Class A Shares. FSC also retained $4,368 and $144 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers
Semi-Annual Shareholder Report

and reimbursements) will not exceed 0.98%, 1.85%, 1.80%, 1.43%, 0.76%, 0.98% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2018, the Fund's expenses were reduced by $153 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$405,704,163
Sales	$526,021,868
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
10. subsequent events
Effective June 18, 2018, Class B Shares may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,047.20	$5.03
Class B Shares	$1,000	$1,001.50	$7.11[2]
Class C Shares	$1,000	$1,001.30	$6.92[2]
Class R Shares	$1,000	$1,002.80	$5.53[2]
Institutional Shares	$1,000	$1,048.30	$3.91
Service Shares	$1,000	$1,047.10	$5.02
Class R6 Shares	$1,000	$1,048.50	$3.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Class B Shares	$1,000	$1,015.67	$9.20[2]
Class C Shares	$1,000	$1,015.92	$8.95[2]
Class R Shares	$1,000	$1,017.70	$7.15[2]
Institutional Shares	$1,000	$1,020.98	$3.86
Service Shares	$1,000	$1,019.89	$4.96
Class R6 Shares	$1,000	$1,021.32	$3.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:
2	“Actual” expense information for the Fund's Class B Shares, Class C Shares, and Class R Shares are for the period from December 10, 2017 (date of initial investment) to April 30, 2018. Actual expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 141/365 (to reflect the period from initial investment to April 30, 2018). “Hypothetical” expense information for Class B Shares, Class C Shares, and Class R Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the one-half-year period).

Class A Shares	0.99%
Class B Shares	1.84%
Class C Shares	1.79%
Class R Shares	1.43%
Institutional Shares	0.77%
Service Shares	0.99%
Class R6 Shares	0.70%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated MDT Large Cap Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2017 meetings the Fund's proposed investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by, Federated Investors, Inc. and its affiliates (“Federated”), and based on Federated's recommendation to go forward with development of the Fund.
The Fund is the successor to an open-end fund of the same name (the “Predecessor Fund”) pursuant to a tax-free reorganization (the “Reorganization”) which is expected to take place on November 17, 2017. The Fund is expected to maintain the strategy currently used in the Predecessor Fund. As such, the performance information presented to the Board and discussed below incorporates the operations of the Predecessor Fund which, as a result of the Reorganization, will be the Fund's historical operations. The Reorganization is also expected to include the assets of the Federated Clover Value Fund. The Board noted that the Reorganization is subject to the prior approval of the existing shareholders of the Predecessor Fund and the Federated Clover Value Fund. Membership on the Board of the Fund is the same as the board of trustees of the Predecessor Fund.
The Board appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed with respect to the Fund (the “Senior Officer's Evaluation”). The Senior Officer's Evaluation included an examination of the Predecessor Fund because the Predecessor Fund was expected to be the accounting and tax survivor of the Reorganization. The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the proposed investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its
Semi-Annual Shareholder Report

shareholders (including the performance of the Predecessor Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's proposed investment advisory contract generally align with the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Predecessor Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board, through its involvement with other Federated funds, including the Predecessor Fund, received detailed information about the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal review of the proposed investment advisory contract occurred. In this regard, the Board considered the materials provided to it at the May meetings in connection the with the Board's annual approval of the continuation of the investment advisory contract for the Predecessor Fund, including materials prepared and furnished to the Board by the Senior Officer relating to the Predecessor Fund. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser met with the independent trustees and their counsel to discuss the materials presented and any other matters thought
Semi-Annual Shareholder Report

relevant by the Adviser or the trustees. The Board's consideration of the proposed investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Predecessor Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's estimated expenses (including the advisory fee itself and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Predecessor Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services expected to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also,
Semi-Annual Shareholder Report

they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group. The contractual advisory fee structure includes the same breakpoint fee structure as the Predecessor Fund, and, at the estimated initial size of the Fund, the blended gross advisory fee is projected to be slightly above median. In addition, the Board noted that, while the contractual expense cap in the advisory contract of the Predecessor Fund would not continue for the Fund, the overall net expenses of the Fund were expected to be equivalent to those of the Predecessor Fund following the Reorganization. The Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund' advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts, sub-adviser services, and separately managed account strategies offered through broker wrap fee programs). The Senior Officer concluded concluded that mutual funds, institutional accounts, and wrap fee programs are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported approval of the proposed investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board considered the nature, extent and quality of the services expected to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund, the services provided to the Predecessor Fund by the Adviser, as well as the Board's interaction with the Adviser on behalf of other Federated funds. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources expected to be provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance for the Predecessor Fund when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser might be expected to execute the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the proposed investment advisory contract.
In evaluating the Fund's investment performance, the Board noted that the Fund had not yet commenced investment operations, but was anticipated to be the successor to the Predecessor Fund and, as a result, considered the Predecessor Fund's performance results in light of the its investment objective, strategies and risks, as disclosed in its prospectus. The Board particularly considered detailed investment reports on the Predecessor Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Predecessor Fund's quantitative focus makes performance comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the fund is among the more complex relative to its peers.
The Senior Officer's Evaluation indicated that the proposed management fees provide for payment of an advisory fee based upon the Fund's average daily net assets along the same breakpoint schedule as the Predecessor Fund. The Senior Officer's Evaluation concluded that the proposed management fees, after projected voluntary fee limits, were reasonable and in keeping with the historic management fee structure of the Predecessor Fund. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain
Semi-Annual Shareholder Report

operating expenses. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. The Board also concluded that the nature, quality and scope of other customary services to be provided to the Fund by other entities in the Federated organization were reasonable, in light of its substantial accumulated familiarity with such services and information received by the Board throughout the year on that subject.
Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the proposed investment advisory contract.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Predecessor Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Predecessor Fund outperformed its benchmark index for the five–year period, and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Predecessor Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Predecessor Fund supported approval of the proposed investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
While detailed cost allocation reports of the Fund had not yet been projected, Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, which included the Predecessor Fund, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation
Semi-Annual Shareholder Report

processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The contractual advisory fee for the Fund includes a breakpoint schedule by which the contractual fee will be reduced as the assets grow, however, the Senior Officer noted that advisory fee breakpoints are not the only method of sharing savings and providing additional benefits to investors. In this respect, the Board noted the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception.
The Senior Officer noted that based upon the nature and quality of services expected to be provided, the anticipated investment performance and fees charged to the Fund, taken individually and as compared to comparable funds, support the approval of the investment advisory fee contract and a finding by the Boar that the management fee for the Fund is reasonable.
The Board based its decision to approve the proposed investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to approve the arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Large Cap Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314209206
CUSIP 314209305
CUSIP 314209404
CUSIP 314209503
CUSIP 314209701
CUSIP 314209800
CUSIP 314209602
Q454127 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Equity Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018